Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - Revenue from Urgent and Primary Care - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Gross revenue				$ 2,867
Less:
Provision for contractual adjustments and estimated uncollectible amounts				(1,286)
Net revenue	$ 6,518	$ 6,763	$ 22,891	17,742
Urgent and Primary Care [Member]
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Gross revenue			14,356
Less:
Provision for contractual adjustments and estimated uncollectible amounts			(7,105)
Net revenue	$ 2,225	$ 1,107	$ 7,251	$ 1,581